Employee Benefit Plans - Additional Information (Details)			6 Months Ended	12 Months Ended
	Jul. 02, 2018 $ / shares	Jan. 05, 2018 $ / shares	Jul. 02, 2018 individual shares	Dec. 31, 2019 USD ($) individual $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Aug. 29, 2017 shares
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Description of defined contribution pension				Employees are eligible for participation in the 401(k) Plan after one year of service and attaining age 19. The 401(k) Plan allows employees to contribute 1% to 100% of their annual salary subject to statutory limitations. Matching contributions made by the Bank are 100% of the first 6% of compensation that an employee contributes to the 401(k) Plan.
Matching contributions made by the Bank				100.00%
Matching contributions made by employees | $				$ 217,000,000	$ 218,000,000
Discretionary contributions made | $				55,000,000	$ 28,000,000
ESOP borrowed to purchase shares | $				$ 700,000,000
Number of shares purchased				69,972
Employee stock ownership plan debt structure description				The loan is being repaid in twenty equal annual installments through 2026.
Total shares released to participants				3,808	3,808
Expense related to ESOP | $				$ 66,000	$ 72,000
Number of unearned ESOP shares | $				26,655,000
Aggregate market value of unearned ESOP shares. | $				$ 463,264,000
Stock options granted			20,000	0
Restricted stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Restricted stock granted				0	8,400
2017 Equity Incentive Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of shares authorized for award						77,668
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 0.00	$ 17.58
Stock options granted				0	20,000
2017 Equity Incentive Plan | Restricted stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of external directors | individual			5
Grant vesting period				5 years
Percentage of share base payment award				20.00%
Restricted stock granted				0
2017 Equity Incentive Plan | Stock option
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Stock options granted				0
2017 Equity Incentive Plan | Executive Officer [Member] | Restricted stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of restricted stock awards granted			8,400
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 17.75	$ 17.52
Supplemental executive retirement plan (SERP)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of executive under supplemental executive retirement plan (SERP) | individual				2
Contribution recorded under supplemental executive retirement plan (SERP) | $				$ 845,000,000	$ 826,000,000
Total expense under the SERP | $				$ 79,000,000	$ 59,000,000